Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		January 31, 2021

Shares	COMMON STOCKS - 99.96%	Value
	Administrative and Support Services - 1.12%
46,746	Hudson Global, Inc. (a)	742,327
		742,327
	Aerospace & Defense - 0.59%
47,704	CPI Aerostructures, Inc. (a)	187,000
123,000	GSE Systems, Inc. (a)	206,640
		393,640
	Auto Parts & Equipment - 4.17%
46,400	Miller Industries, Inc.	1,850,432
40,000	Motorcar Parts of America, Inc. (a)	905,200
		2,755,632
	Biotechnology - 0.36%
22,500	Opiant Pharmaceuticals, Inc. (a)	240,300
		240,300
	Building Materials - 3.24%
18,500	BlueLinx Holdings, Inc. (a)	654,530
31,500	PGT Innovations, Inc. (a)	652,365
123,434	Tecnoglass, Inc. - ADR (d)	838,117
		2,145,012
	Business Services - 10.43%
25,386	BG Staffing, Inc.	320,371
150,422	CynergisTek, Inc. (a)	315,886
273,399	DLH Holdings Corp. (a)	2,832,414
66,514	GP Strategies Corp. (a)	803,489
174,947	Information Services Group, Inc. (a)	617,563
83,000	Intrusion, Inc. (a)	1,718,100
41,558	PFSweb, Inc. (a)	285,503
		6,893,326
	Chemical & Related Products - 5.64%
23,251	Chembio Diagnostics, Inc. (a)	153,224
256,330	Northern Technologies International Corp.	3,383,556
30,012	Trecora Resources (a)	189,376
		3,726,156
	Chemical Manufacturing - 0.21%
225,000	Assertio Holdings, Inc. (a)	141,862
		141,862
	Commercial Services - 1.28%
46,000	TriState Capital Holdings, Inc. (a)	844,100
		844,100
	Computer and Electronic Product Manufacturing - 2.90%
93,000	Coda Octopus Group, Inc. (a)	570,090
93,000	Magal Security Systems Ltd. - ADR (d)	399,900
50,000	Powerfleet, Inc. (a)	355,000
10,000	Sierra Wireless, Inc. - ADR (a)(d)	185,100
43,722	TransAct Technologies, Inc. (a)	404,429
		1,914,519
	Construction & Engineering - 3.92%
57,655	Gencor Industries, Inc. (a)	738,560
115,943	Hill International, Inc. (a)	253,915
35,100	IES Holdings, Inc. (a)	1,596,348
		2,588,823
	Consumer Goods - 2.04%
45,000	Turtle Beach Corp. (a)	1,345,500
		1,345,500

	Consumer Products - Manufacturing - 1.03%
15,500	Delta Apparel, Inc. (a)	310,310
16,353	Superior Group of Cos., Inc.	373,339
		683,649
	Consumer Services - 0.39%
103,800	DHI Group, Inc. (a)	259,500
		259,500
	Data Processing, Hosting and Related Services - 1.07%
82,000	Limelight Networks, Inc. (a)	373,510
25,000	Ooma, Inc. (a)	336,750
		710,260
	Educational Services - 1.37%
70,000	Lincoln Educational Services Corp. (a)	412,300
81,000	Universal Technical Institute, Inc. (a)	492,480
		904,780
	Electronic Equipment & Instruments - 2.27%
29,000	Bel Fuse, Inc. - Class B	422,820
93,789	Identiv, Inc. (a)	757,815
50,000	Richardson Electronics Ltd.	319,000
		1,499,635
	Electronics and Appliance Stores - 1.45%
41,500	Mohawk Group Holdings, Inc. (a)	955,330
		955,330
	Engineering & Construction - 0.29%
10,000	Infrastructure & Energy Alternatives, Inc. (a)	192,700
		192,700
	Financial Services - 11.95%
33,000	First Internet Bancorp	1,010,460
39,000	Hennessy Advisors, Inc.	334,230
233,143	Silvercrest Asset Management Group, Inc. - Class A	3,569,419
537,957	U.S. Global Investors, Inc. - Class A	2,985,662
		7,899,771
	Food - 0.56%
35,000	Landec Corp. (a)	373,100
		373,100
	Gold - 2.72%
135,000	Fortuna Silver Mines, Inc. - ADR (a)(d)	1,050,300
145,000	Gold Resource Corp.	408,900
280,000	McEwen Mining, Inc. (a)	338,800
		1,798,000
	Healthcare Services - 1.62%
32,500	InfuSystem Holdings, Inc. (a)	572,650
89,981	Trxade Group, Inc. (a)	496,695
		1,069,345
	Home Builder - 0.91%
30,100	Green Brick Partners, Inc. (a)	598,990
		598,990
	Housing - 2.10%
98,000	Legacy Housing Corp. (a)	1,388,660
		1,388,660
	Leisure - 1.63%
84,000	Century Casinos, Inc. (a)	583,800
180,000	Galaxy Gaming, Inc. (a)	340,200
50,000	Super League Gaming, Inc. (a)	153,500
		1,077,500
	Machinery Manufacturing - 1.30%
40,000	Graham Corp.	590,400
210,000	TechPrecision Corp. (a)	268,800
		859,200

	Medical Supplies & Services - 1.30%
3,000	Addus HomeCare Corp. (a)	337,650
5,853	IntriCon Corp. (a)	107,285
15,000	Lakeland Industries, Inc. (a)	417,000
		861,935
	Merchant Wholesalers, Nondurable Goods - 0.67%
145,000	NewAge, Inc. (a)	442,250
		442,250
	Mining (except Oil and Gas) - 0.01%
41,429	Fortitude Gold Corp. (a)(b)	8,286
		8,286
	Miscellaneous Manufacturing - 0.71%
10,000	Electromed, Inc. (a)	99,400
24,209	iCAD, Inc. (a)	367,735
		467,135
	Motion Pictures and Sound Recording Industries - 1.35%
469,405	WildBrain Ltd. (a)(d)	891,869
		891,869
	Oil & Gas - 0.50%
105,000	Evolution Petroleum Corp.	333,900
		333,900
	Oil & Gas Services - 0.58%
371,895	Profire Energy, Inc. (a)	386,771
		386,771
	Professional, Scientific, and Technical Services - 1.41%
8,500	CRA International, Inc.	452,285
63,002	Heritage Global, Inc. (a)	187,746
118,400	Research Solutions, Inc. (a)	296,000
		936,031
	Publishing Industries (except Internet) - 0.50%
30,000	eGain Corp. (a)	330,000
		330,000
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.94%
22,000	Sprott, Inc. (d)	624,360
		624,360
	Semiconductor Related Products - 3.33%
84,000	AXT, Inc. (a)	867,720
55,000	DSP Group, Inc. (a)	887,150
40,000	Photronics, Inc. (a)	444,000
		2,198,870

	Software - 6.05%
50,000	American Software, Inc. - Class A	960,500
100,000	Asure Software, Inc. (a)	818,000
111,000	Immersion Corp. (a)	1,404,150
100,000	Zix Corp. (a)	815,000
		3,997,650
	Specialty Manufacturing - 3.37%
7,000	Federal Signal Corp.	228,830
26,445	LB Foster Co. - Class A (a)	400,642
40,000	LSI Industries, Inc.	384,200
83,564	Manitex International, Inc. (a)	489,685
24,000	Northwest Pipe Co. (a)	726,000
		2,229,357
	Support Activities for Mining - 0.21%
50,000	Alexco Resource Corp. (a)(d)	141,000
		141,000
	Telecommunications - 3.88%
200,000	Ceragon Networks, Ltd. - ADR (a)(d)	890,000
34,000	Digi International, Inc. (a)	627,980
142,000	PC-Tel, Inc.	1,045,120
		2,563,100
	Transportation - 3.67%
418,000	Radiant Logistics, Inc. (a)	2,424,400
		2,424,400
	Transportation Equipment Manufacturing - 3.11%
68,000	The Shyft Group Inc	2,053,600
		2,053,600
	Utilities - 0.81%
50,000	Pure Cycle Corp. (a)	533,500
		533,500
	Waste Management & Remediation Services - 1.00%
105,428	Perma-Fix Environmental Services, Inc. (a)	657,871
		657,871

	TOTAL COMMON STOCKS (Cost $41,819,516)	66,083,502

Shares	SHORT-TERM INVESTMENTS - 0.00%	Value
657	Money Market Funds - 0.00%
	First American Government Obligations Fund, Class X, 0.036% (c)	657
	TOTAL SHORT-TERM INVESTMENTS (Cost $657)	657

	Total Investments (Cost $41,820,173) - 99.96%	66,084,159
	Other Assets in Excess of Liabilities - 0.04%	27,521
	TOTAL NET ASSETS - 100.00%	$66,111,680

	Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
The prices for these securities were derived from estimates of fair value using methods approved by the Fund's Board of Directors. These securities represent $8,286 of market value or 0.01% of net assets. This security was classified as Level 3.

(c)	The rate shown is the seven-day yield as of January 31, 2021.
(d)	Foreign issued security.